COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Commitments [Line Items]
Rental and Bandwidth expenses under operating leases from continuing operations	$ 8,269	$ 5,793	$ 5,814
Rental and Bandwidth expenses under operating leases from discontinuing operations	48	133	$ 333
Capital commitments
Obligation to pay for acquisition of investments	$ 0	$ 1,736